Warrant Liabilities (Details)	12 Months Ended
Dec. 31, 2025 $ / shares
Warrant Liabilities [Line Items]
Warrant exercise price	$ 18
Expired year	5 years
Number of days	30 days
Price per warrant	$ 0.01
Notice period	30 days
Trading days	20 days
Trading days	30 days
Redemption period	30 days
Number of trading days	10 days
Warrant [Member]
Warrant Liabilities [Line Items]
Warrant exercise price	$ 11.5
Share issued price	$ 9.2
Percentage of proceeds from equity	60.00%
Number of trading days	20 days
Percentage of exercise price of warrants	115.00%
Share price	$ 18
Percentage of market value	180.00%
Public Warrants [Member]
Warrant Liabilities [Line Items]
Warrant exercise price	$ 18
Common Class A [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Warrant exercise price	18
Market value per share	$ 9.2